650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

January 9, 2014

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Maryse Mills-Apenteng
Eiko Yaoita Pyles
Patrick Gilmore
Edwin Kim

Re:	A10 Networks, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted November 26, 2013
CIK No. 0001580808

Ladies and Gentlemen:

On behalf of our client, A10 Networks, Inc. (“A10 Networks” or the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated December 23, 2013 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”). We are concurrently confidentially filing via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we are providing the Staff with both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on November 26, 2013.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of the revised draft of the Registration Statement as applicable.

General

1.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

The Company acknowledges the Staff’s comment and confirms that the Company will update the Registration Statement to include the required price range information in a subsequent amendment once such information is available. The Company acknowledges that the price range information will affect disclosure in several sections of the Registration Statement and that the Staff will need sufficient time to process such amendment.

Securities and Exchange Commission

January 9, 2014

2.	We are in receipt of your confidential treatment request for Exhibits 10.12 and 10.14 - 10.20. Please submit the redacted versions of these exhibits with the next amendment of your confidential registration statement so that we may process your request. Be advised that comments, if any, relating to the confidential treatment request will be issued under separate cover and must be resolved prior to effectiveness of your registration statement.

The Company has submitted the redacted versions of Exhibits 10.12 and 10.14 – 10.20 with the Registration Statement.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

In response to the Staff’s comment, the Company advises the Staff that, to date, neither it nor anyone authorized to do so on its behalf has presented any written communication, as defined in Rule 405 under the Securities Act, to potential investors in reliance on Section 5(d) of the Securities Act in connection with the proposed offering of the Company’s securities. However, the Company currently intends to provide such written communications to certain potential investors in reliance on Section 5(d) of the Securities Act, and the Company agrees that it will provide all such written communications to the Staff supplementally.

The Company also advises the Staff that it is not aware of any research reports about the Company that have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in this offering.

Prospectus Cover Page

4.	As soon as practicable, please provide us with copies of any artwork or graphics that you intend to include in your prospectus.

The Company acknowledges the Staff’s comment and advises the Staff that it will submit, under separate cover, the proposed artwork and graphics that it intends to use in its Registration Statement as soon as they are available and with sufficient time for the Staff to review such material.

Securities and Exchange Commission

January 9, 2014

Prospectus Summary, page 1

5.	Your summary relies in significant part on industry jargon—such as “shared memory architecture,” “multi-core processors,” and “processor density”—to describe your products and services. Additionally, your discussion of your business and competitive advantages appear to be repetitive within the summary section. Consider revising this section to describe more concisely your products and services using terms readily understood by persons not already familiar with your business.

The Company advises the Staff that it has revised the summary in response to the Staff’s comment to reduce the use of industry jargon and to reduce the repetition with respect to the discussion of the Company’s business and competitive advantages.

6.	Please provide support for your claims that you “pioneered a new generation of application networking technologies” and that you provide your end-customers with “superior price performance benefits.”

In response to the Staff’s comment, the Company has modified its claim that it has “pioneered a new generation of application networking technologies” to state instead that it is “a leader in a new generation of application networking technologies.” Under separate cover, the Company has supplementally provided the Staff with copies of the reports and other documentation that support the claim that it is “a leader in a new generation of application networking technologies” and that it provides its end-customers with “superior price performance benefits.” To expedite the Staff’s review, the Company has marked each source to highlight the applicable support for this claim.

Summary Consolidated Financial Data, page 8

7.	We note on page 34 that you may use a portion of the net proceeds received in the offering to pay down certain existing debt obligations. Please revise here and in your Selected Consolidated Financial Data on page 46 to include pro forma earnings per share information to address the effect of the proceeds intended to be used to repay a portion of your outstanding debt. In this regard, you should disclose the effects of the interest expense adjustment and the number of shares issued in this offering whose proceeds will be used to repay a portion of the debt. Please ensure that you include footnote disclosure related to your pro forma information that clearly supports the calculations of both the numerator and denominator used in computing pro forma earnings per share. We refer you to SAB Topic 3.A by analogy and Rule 11-01(a)(8) and Rule 11-02(b)(7) of Regulation S-X.

The Company advises the Staff that the Company has revised the disclosure on pages 10, 41 and F-37 of the Registration Statement in response to the Staff’s comment to include pro forma earnings per share information to address the effect of the proceeds intended to be used to repay the outstanding debt obligations. No changes were made to page 46 related to the Selected Consolidated Financial Data table as the table footnotes refer the reader to F-37 of the Registration Statement where the applicable requested changes were made.

Securities and Exchange Commission

January 9, 2014

Risk Factors, page 12

8.	Please broaden the scope of the last risk factor on page 21 concerning maintaining effective internal control over financial reporting to disclose, consistent with your disclosure on page 34, that you currently have a significant deficiency. Alternatively, consider moving the first full risk factor on page 34 so that it immediately follows the referenced risk factor on page 21.

In response to the Staff’s comment, the Company has revised the Registration Statement to move the risk factor that was previously the first full risk factor on page 34 to page 22 so that it immediately follows the referenced risk factor on page 21.

Market and Industry Data, page 39

9.	Please provide us with supplemental copies of the reports or other source documentation that you cite on page 39 from which market or other data is extracted. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus.

Under separate cover, the Company has supplementally provided the Staff with copies of the reports and other documentation from which market or other data is extracted. To expedite the Staff’s review, we have marked each source to highlight the applicable portion of the section containing the statistic, and cross-referenced it to the appropriate location in the Registration Statement.

10.	Please advise us whether you commissioned any of the reports cited in your prospectus.

The Company advises the Staff that the Company has not commissioned any of the reports cited in the Company’s Registration Statement.

Use of Proceeds, page 40

11.	To the extent known, please provide more detail regarding the purposes for which the net proceeds in this offering are intended to be used. In this regard, consider disclosing the amount of proceeds that you plan to use to grow your business. This section does not require disclosure of definitive plans and it is acceptable to provide a quantitative discussion of preliminary plans. See Item 504 of Regulation S-K. We note on pages 5, 85 and 86 you describe your growth strategies, but do not indicate if they will be funded using offering proceeds.

The Company advises the Staff that the Company presently has no specific or preliminary plans with respect to the Company’s intended use of the proceeds from this offering beyond the uses disclosed in the Use of Proceeds section of the Registration Statement. The Company further advises the Staff that the Company may use some proceeds from this offering to fund the growth strategies identified in the Registration Statement, but the Company presently has no specific plans with respect thereto, including preliminary plans. The Company has revised the disclosure on pages 7 and 40 of the Registration Statement accordingly.

Securities and Exchange Commission

January 9, 2014

12.	Please describe the interest rate and maturity of any debt that you may repay using offering proceeds. Please refer to Instruction 4 to Item 504 of Regulation S-K for further guidance.

The Company advises the Staff that the Company has revised the disclosure on page 40 of the Registration Statement in response to the Staff’s comment to describe the interest rate and maturity of the outstanding debt obligations that may be repaid using the offering proceeds.

Management’s Discussion and Analysis of Financial Condition and Results of Operation

Overview, page 49

13.	We note disclosure references that future revenue growth is dependent upon your ability to further penetrate existing accounts, sell new products and services to existing end-customers, and target new end-customers. Please revise your management’s discussion and analysis disclosure to address any material trends regarding the engagement of new customers, as it is unclear from your disclosure the extent to which increases in revenues are related to the addition of new customers, an increase in repeat business, or other factors such as new products. With respect to pricing, your risk factors discussion addresses pricing pressure but we cannot locate any discussion of this pressure in management’s discussion and analysis. We note discussion as well regarding your plans to strengthen your international presence by investing in your sales organization and marketing plans and increasing your channel partners, OEMS and technology partners. To the extent management views international growth to be a discernible trend and is implementing measures to maximize this trend, it should be discussed. You should discuss these and other material trends in this section. For additional guidance, refer to Section III of SEC Release 33-8350.

The Company advises the Staff that the Company has revised the disclosure on page 51 of the Registration Statement in response to the Staff’s comment to further disclose trends the Company believes are material.

The Company advises the Staff that the instances where the Company has experienced pricing pressures have been on one-off transactions. This has occurred from time-to-time, primarily with larger end-customers. The Company advises the Staff that to date it has not experienced a trend with respect to pricing pressures, but intends to disclose any such trend were it to develop.

Results of Operations, page 54

14.	You attribute the increase in sales and marketing, research and development, and general administrative expenses, in part, to the increase in headcount or personnel. Please revise to provide specific headcount figures for the periods presented.

The Company advises the Staff that the Company has revised the disclosure on pages 58 and 61 of the Registration Statement in response to the Staff’s comment to include specific headcount figures.

Securities and Exchange Commission

January 9, 2014

15.	Please provide a more detailed explanation for the increases in your products and services revenue for the nine months ended September 30, 2013 and for the fiscal year ended December 31, 2012. For example, you indicate that the increase in services revenue in both periods primarily related to the increase in hardware products. However, you do not explain why services revenue increased by 47% in the nine months ended September 30, 2013 (and 75% in fiscal 2012) while products revenue grew by only 10% (and 25% in fiscal 2012). Further, with respect to the nine months ended September 30, 2013, please provide additional detail regarding the “few large orders” in the United States and the “certain end-customers” in Japan that reduced their purchasing levels in 2013 due to purchases made in 2012. Similarly, with respect to fiscal 2012, discuss the drivers that led to the significant increase in sales by your channel partners to large service providers and quantify the factors you cite—such as your investment in the size of your sales force and the number of channel partners—to the extent possible.

The Company advises the Staff that the Company has revised the disclosure on pages 56 and 59 of the Registration Statement in response to the Staff’s comment to provide a more detailed explanation for the increases in the Company’s products and services revenue for the nine months ended September 30, 2013 and for the fiscal year ended December 31, 2012.

Liquidity and Capital Resources, page 65

16.	We note from your disclosures that you believe your cash and cash equivalents, credit facility and cash flows from operations will be sufficient to meet your working capital and capital expenditure requirements for at least the next 12 months. Please revise to clarify whether you are referring to existing levels of operations or if you also believe you are able to implement, fully or in part, your growth strategy on page 5 without offering proceeds.

In response to the Staff’s comment, the Company has revised the disclosure on page 65 to clarify that the Company’s cash, cash equivalents, credit facility and cash flows from operations will be sufficient to meet its working capital and capital expenditure requirements for at least the next 12 months, including those working capital and capital expenditure requirements related to the Company’s growth strategies identified in the Registration Statement.

17.	Please revise to describe operating and financial restrictions that may be triggered should you breach the restrictive covenants of your credit facility. We note that you briefly reference these restrictions on page 28, but have not identified them.

The Company advises the Staff that the Company has revised the disclosure on page 66 of the Registration Statement in response to the Staff’s comment to revise the Company’s disclosure in Liquidity and Capital Resources regarding the operating and financial restrictions that may be triggered by the Company’s breach of the restrictive covenants contained in its credit facility.

Securities and Exchange Commission

January 9, 2014

Critical Accounting Policies and Estimates

Stock-Based Compensation

Significant Factors, Assumptions and Methodologies Used in Determining Fair Value of Common Stock, page 73

18.	We note your disclosure on page 75 that from the September 30, 2012 through June 30, 2013 valuation reports, you utilized the option pricing model to allocate equity value. In your March 31, 2013 contemporaneous valuation disclosure on page 77, you disclose that equity value was allocated utilizing the probability weighted expected return method. Please clarify these inconsistencies.

The Company advises the Staff that the Company has revised the disclosure on page 78 of the Registration Statement in response to the Staff’s comment to clarify the inconsistencies on the use of the option pricing model and the probability weighted expected return method to allocate equity value.

19.	We note your disclosure that your use of the market approach in estimating aggregate equity value considered revenue multiples of comparable peer companies in the industry in which you operate. Please revise to disclose any limitations or uncertainties regarding the comparability of these peer companies.

The Company advises the Staff that the Company has revised the disclosure on page 74 of the Registration Statement in response to the Staff’s comment to disclose any limitations or uncertainties regarding the comparability of these peer companies.

20.	We note that, for your September 30, 2013 contemporaneous valuation, you added three publicly traded companies to your comparable industry peer companies. Please revise your disclosure to state the basis and reason for the addition of these companies. As part of your response, please also tell us the comparable companies used at each valuation date.

The Company advises the Staff that the Company has revised the disclosure on page 74 of the Registration Statement in response to the Staff’s comment to disclose the basis and reason for the addition of the three publicly traded companies to the September 30, 2013 contemporaneous valuation.

The Company advises the Staff that the following comparable companies were used in the September 30, 2012 contemporaneous valuation through the June 30, 2013 contemporaneous valuation: Cisco Systems, Inc, Citrix Systems, Inc, Juniper Networks, Inc, F5 Networks, Inc, Brocade Communications Systems, Inc, and Radware, Ltd.

The Company advises the Staff that the following three publicly traded companies were added to the September 30, 2013 contemporaneous valuation: Palo Alto Networks, Inc, Infoblox, Inc, and Riverbed Technology, Inc.

Securities and Exchange Commission

January 9, 2014

21.	We note that in applying the market approach, you primarily utilized the revenue multiples of your comparable industry peer companies to derive the aggregate equity value of A10 Networks, Inc. Please tell us and revise your disclosure to include the revenue multiples used to determine the aggregate equity value from September 30, 2012 through September 30, 2013. In this regard, please explain how the changes in revenue multiples contributed to the changes in aggregate equity value.

The Company advises the Staff that the Company has revised the disclosure on pages 76, 77, 78 and 79 of the Registration Statement in response to the Staff’s comment to disclose the revenue multiples used to determine the aggregate equity values from September 30, 2012 through September 30, 2013 and to explain how the changes in revenue multiples contributed to the changes in aggregate equity value.

22.	Please tell us your proposed IPO price, when you first initiated discussion with underwriters and when the underwriters first communicated their estimated price range and amount for your common stock.

The Company advises the Staff that it has not received any estimated prices ranges from its underwriters and the Company expects to include the preliminary price range in an amendment to the Registration Statement that will precede the commencement of the Company’s road show. This price range will be subject to further revision based on market conditions, business developments and other factors. The Company advises the Staff that it first initiated discussions with underwriters regarding a potential offering in September 2013.

23.	We note you granted options in October and November 2013. For any options granted subsequent to the most recent balance sheet date presented in your registration statement, please revise your disclosure to include the expected impact the additional grants will have on your financial statements. Additionally, continue to provide us with updates to the requested information for all equity related transactions subsequent to this request through the effective date of the registration statement.

The Company advises the Staff that it will include such requested disclosure for grants made subsequent to September 30, 2013 when it revises the Registration Statement to include its financial statements for the year ended December 31, 2013. The Company also advises the Staff that it will continue to provide the Staff with the updates requested through the effective date of the Registration Statement.

Business

Our Products

Support and Services, page 89

24.

You indicate that you offer a broad range of support services including installation, phone support, repair and replacement, software updates, online tools, consulting and training services. Please revise to describe these services in more detail and the related plans that you offer. We note that you list on your website three types of maintenance levels: Standard

Securities and Exchange Commission

January 9, 2014

Warranty, Basic Support, and Gold Support. Please describe these options in more detail. For example, it is unclear whether longer term contracts result in lower yearly pricing and whether they are cancelable prior to the end of the contract term.

The Company advises the Staff that the Company has revised the disclosure on pages 90 and 91 of the Registration Statement in response to the Staff’s comment to further disclose the Company’s support services.

25.	You disclose that your end-customers “predominantly” purchase annual maintenance contracts. Please revise to clarify whether you are referring to one-year or longer term contracts, or solely to one-year contracts, and what you mean by “predominantly” in quantitative terms. Further, please clarify whether these contracts are sold primarily at the point of purchase of your hardware through your direct sales staff or resellers, or whether your direct sales staff continually seeks to sell these plans after the initial hardware sales. Also, please clarify whether one or more of your direct sales staff or initial resellers or channel partners handles renewals of maintenance contracts.

The Company advises the Staff that the Company has revised the disclosure on pages 90 and 91 of the Registration Statement in response to the Staff’s comment to clarify disclosure regarding the Company’s maintenance contracts.

Customers, page 90

26.	You indicate that one of your end-customers, NTT DoCoMo, Inc., accounted for 32% of your total revenue for the year ended December 31, 2012. Please revise to clarify whether the sales for NTT DoCoMo are through your direct sales force or through one or more channel partners. Further, please advise us whether any sales agreements between you and NTT DoCoMo or NTT DoCoMo’s channel partners are material agreements that are required to be filed under Item 601(b)(10) of Regulation S-K.

The Company advises the Staff that sales to NTT DoCoMo are made through NEC Corporation (“NEC”), one of its channel partners. The Company further advises the Staff that it has revised the disclosure on pages 14, 50 and 91 to reflect this. The Company advises the Staff that the Reseller Agreement between the Company and NEC, along with the amendments thereto, are filed as Exhibits 10.12 – 10.17 to the Registration Statement and further advises the Staff that there are no sales agreements between the Company and NTT DoCoMo that are material agreements that are required to be disclosed.

Securities and Exchange Commission

January 9, 2014

Backlog, page 90

27.	Please revise to provide the backlog disclosure required by Item 101(c)(1)(viii) of Regulation S-K. Note that even where orders are cancelable without penalty, Item 101(c)(1)(viii) requires disclosure of the backlog orders that are believed to be firm.

The Company respectfully advises the Staff that the Company believes it should not be required to disclose the dollar amount of backlog in accordance with Item 101(c)(1)(viii) as the Company does not believe its backlog is a reliable indicator of its ability to achieve a particular level of revenue or financial performance.

The Company has revised the disclosure on page 92 of the Registration Statement to reflect the foregoing. However, given the foregoing, the Company believes that disclosing the dollar amount of backlog would not be meaningful to investors and may be misleading.

Sales and Marketing, page 90

28.	Please revise to provide more detail concerning your channel partners and clarify how much of your revenue is derived from these sources as compared to direct sales. For example, please clarify whether any of your channel partners generates a material amount of your revenue and describe any related contracts or arrangements. For example, we note from your exhibit index that you plan to file your reseller agreement with NEC, but you have not disclosed the amount of sales generated by NEC or described any terms of this reseller agreement in your prospectus.

The Company advises the Staff that the Company has revised the disclosure on page 92 of the Registration Statement in response to the Staff’s comment to disclose the revenue related to its channel partners. There are no material unusual terms related to our reseller agreements that would impact revenue recognition.

Competition, page 91

29.	Please revise to describe your competitive position in the ADC, CGN, and DDoS markets. Also, please clarify whether any of the competitors you list on page 92 has a dominant competitive position in their respective markets, or whether such markets are highly fragmented.

The Company has revised the disclosure on page 94 of the Registration Statement in response to the Staff’s comment to more fully describe the competitive factors in the ADC, CGN, and DDoS markets. The Company has also revised the disclosure to clarify that it does not consider any of these markets to include a single dominant company and does not consider these markets to be fragmented.

Securities and Exchange Commission

January 9, 2014

Intellectual Property, page 92

30.	On pages 16 and F-24, you disclose that you settled your intellectual property infringement lawsuit against Brocade Communications Systems, Inc. in a comprehensive settlement involving a $75 million payment to Brocade, general releases, and “patent peace for extended and specified periods.” To the extent material, please discuss the impact of, and any restrictions resulting from, the settlement terms on your intellectual property rights. Additionally, please clarify whether the settlement involves any material licenses from Brocade for the use of its intellectual property and provide us with an analysis as to whether the settlement agreement is required to be filed pursuant to Item 601(b)(10) of Regulation S-K.

The Company advises the Staff that other than the cash settlement payment which has been paid, the Company does not believe any of the May 2013 settlement terms of its litigation with Brocade are material to the Company’s intellectual property rights or its business. Consequently, the Company does not believe the settlement agreement is required to be filed pursuant to Item 601(b)(10) of Regulation S-K. The Company also advises the Staff that the settlement did not involve any licenses from Brocade for the use of its intellectual property.

31.	On page 56, you reference the Brocade litigation and related injunctions. You also reference redesigned products. Please revise to clarify whether any of the intellectual property underlying these injunctions is still in dispute or if you are prevented from including these technologies in your products. To the extent you are required to redesign your products to avoid violating Brocade’s intellectual property rights, please provide a discussion of these efforts.

The Company advises the Staff that there are no on-going disputes between the Company and Brocade. The Company also advises the Staff that the injunctions the Company referenced in its disclosure have been dissolved. Furthermore, the Company advises the Staff that the product redesigns the Company disclosed were completed in 2012 and the first quarter of 2013, and there are no on-going product redesign efforts. In its May 2013 settlement agreement with Brocade, the Company agreed not to offer for sale certain specified versions of its pre-2013 code. The Company notes that it has re-written its pre-2013 code. As such, the Company advises the Staff that it does not consider this restriction to be material to its business.

The Company has revised the disclosure on page 56 of the Registration Statement in response to the Staff’s comment to clarify that there are no material restrictions.

Management

Director Independence, page 96

32.	Please revise to clarify that your board is currently not comprised of a majority of independent directors and its composition may be required to be changed to comply with exchange listing rules at the expiration of the transition period afforded by your chosen exchange. Also, please provide similar disclosure for your board committees to the extent relevant, as you identify the composition of such committees.

Securities and Exchange Commission

January 9, 2014

The Company advises the Staff that the Company has revised the disclosure on page 99 of the Registration Statement in response to the Staff’s comment.

The Company advises the Staff that it intends to add an additional independent director prior to the completion of this offering so that a majority of its directors will be independent. The Company further advises the Staff that it has not yet determined the composition of its Audit Committee or Nominating and Corporate Governance Committee, but will provide similar disclosure, to the extent relevant, in a subsequent amendment to the Registration Statement.

Executive Compensation, page 100

33.	Please revise to provide a description of the material terms of the offer letters for Messrs. Chen, Straughn, and Cochran and describe any plans with respect to how your named executive officers will be compensated after the IPO. If you intend to renegotiate or enter into new agreements, please revise to describe these efforts or arrangements.

The Company advises the Staff that the Company has revised the disclosure on page 104 of the Registration Statement in response to the Staff’s comment.

Certain Relationships and Related Party Transactions, page 110

34.	Please identify the related parties subject to your Investors Rights Agreement who are entitled to registration rights.

The Company advises the Staff that the Company has revised the disclosure on page 114 of the Registration Statement in response to the Staff’s comment to identify the related parties subject to its Investors Rights Agreement.

35.	On page 16, you indicate that your settlement agreement with Brocade included dismissing all claims against individual defendants such as Mr. Lee Chen. In light of Mr. Lee Chen’s personal interests being included in the settlement agreement, please advise us why it is not a related party transaction required to be disclosed under Item 404(a) of Regulation S-K.

The Company advises the Staff that the Company has included disclosure on page 115 of the Registration Statement in response to the Staff’s comment to disclose Mr. Chen’s personal interests in the settlement agreement with Brocade.

Regulation S-K

Consolidated Balance Sheets, page F-3

36.	We note your disclosure on page 41 regarding the pro forma as adjusted basis to give effect to the approximate $20.5 million IPO preference payment to your Series D redeemable convertible preferred stockholders. Please revise your pro forma balance sheet alongside your historical balance sheet to reflect the IPO preference payment accrual. Refer to SAB Topic 1B.3.

Securities and Exchange Commission

January 9, 2014

The Company advises the Staff that the IPO preference payment refers to a term in the Company’s certificate of incorporation whereby holders of the Company’s Series D Preferred Stock are entitled to receive a one-time payment in the event of an IPO in which (i) the Company’s Series D Preferred Stock converts to Common Stock, and (ii) the IPO price is less than a specified dollar amount. The IPO preference payment may be made in either cash or shares of Common Stock, at the Company’s option.

As discussed in response to Comment 22 above, to date the Company has not received an estimate of the price range for the offering from the underwriters. However, the Company believes that it is currently unlikely that the bottom of the estimated price range for the Company’s Common Stock in the offering will be below the specified dollar amount that would trigger the IPO preference payment.

Given the foregoing, the Company has revised the Registration Statement to delete references to the IPO preference payment in the Registration Statement.

If it becomes more likely that the IPO preference payment may be made, the Company will revise the Registration Statement to include disclosure regarding the IPO preference payment and will revise the pro forma balance sheet to reflect the IPO preference payment accrual.

Notes to Consolidated Financial Statements

Note 1: Organization and Summary of Significant Accounting Policies

Revenue Recognition, page F-11

37.	We note from your disclosure on page 67 that you recorded value-added taxes (“VAT”) in fiscal year 2012. Please revise your disclosure to state whether VAT was recorded on a gross or net basis, and if it was recorded on a gross basis and significant, please disclose the amounts of those taxes for each income statement period presented. Refer to ASC 605-45-50-3 and 4.

The Company advises the Staff that the Company has revised the revenue recognition disclosure on pages 67, 70 and F-11 of the Registration Statement in response to the Staff’s comment to include the Company’s accounting policy on recording taxes on a net basis. Furthermore, the Company advises the Staff that the Company excluded value-added-taxes, VAT, from the disclosure on page 67 as the Company determined the amount to be immaterial and expanded the explanation to identify the largest change was in state tax receivable of $1.0 million. The Company’s policy for revenue recognition is to record revenue net of taxes on the income statement for items such as VAT, consumption tax, sales tax, etc. as applicable.

Securities and Exchange Commission

January 9, 2014

Multiple-Element Arrangements, page F-12

38.	We note you use vendor-specific objective evidence (“VSOE”) in determining the selling price, if available, when applying the relative selling price method. Please tell us what you consider to be a “reasonably narrow pricing range” in determining the VSOE.

The Company advises the Staff that in determining VSOE of selling prices, the Company requires at least 80% of the separate sales transactions to fall within plus or minus 15% of the median of the transactions analyzed.

39.	We note from your disclosure on page 88 that you deliver the solutions as both physical and virtual appliances. We further note that Thunder virtual appliances operate on all major hypervisor platforms, including VMware, Microsoft, Citrix Xen and Linux KVM. Please clarify whether solutions delivered as virtual appliances are considered software products that do not include hardware and if so, please tell us your consideration for disclosing your revenue recognition policy related to these products including whether you sell these products as part of a multiple-element arrangement. Please refer to ASC 985-605-25.

The Company advises the Staff that it considers solutions delivered as virtual appliances as software products. The Company’s virtual appliances sales are primarily sold as stand-alone software sales as compared to multiple element transactions in conjunction with physical hardware components. For the years ended December 31, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, the Company determined revenue associated with our virtual appliances was immaterial as compared to the Company’s consolidated revenue.

For stand-alone software transactions, the Company recognizes revenue based on the software revenue recognition guidance. Under the software revenue recognition guidance, the Company uses the residual method to recognize revenue when a product agreement includes one or more elements to be delivered at a future date and VSOE of the fair value of all undelivered elements exists. In the majority of the Company’s contracts, the only element that remains undelivered at the time of delivery of the product is post contract support (“PCS”). Under the residual method, the VSOE of fair value of the undelivered elements is deferred and the remaining portion of the contract fee is recognized as product revenue. If evidence of VSOE of PCS fair value does not exist, all revenue is deferred at the time of the transaction and recognized over the term of the PCS contract.

For arrangements with multiple deliverables, which generally include physical and virtual appliances and PCS, the Company allocates the arrangement fee to the non-software element based upon the relative selling price of such element and for the software and software-related elements (e.g., PCS for the software element), the Company allocates the arrangement fee to each of those software and software-related elements as a group. After such allocations are made, the amount of the arrangement fee allocated to the software and software-related elements is accounted for using the residual method if VSOE of the fair value of PCS exists. If evidence of the VSOE of fair value PCS does not exist, all revenue is deferred and recognized when delivery of PCS occurs.

Securities and Exchange Commission

January 9, 2014

As stated in the Company’s revenue policy, when applying the relative selling price method, the Company determines the selling price for each element using VSOE of selling price, if it exists, or if not, TPE of selling price, if it exists. If neither VSOE nor TPE of selling price exist for an element, the Company uses its BESP for that element. The revenue allocated to each element is then recognized when the basic revenue recognition criteria are met for that element.

To date, the Company considered the revenue related to virtual appliances as compared to the Company’s overall revenue as immaterial and excluded such disclosure from the revenue recognition policy. The Company will assess the materiality of revenue recognized related to virtual appliances at every reporting period and will disclose the revenue recognition policy when the Company determines such revenue becomes material.

Note 6: Commitments and Contingencies

Pending Litigation, page F-25

40.	We note that you use the term “possible” loss in your disclosure. Please revise the disclosure to use the term “reasonably possible.” Refer to ASC 450-20-25-1.

The Company advises the Staff that the Company has revised the disclosure on page F-25 of the Registration Statement in response to the Staff’s comment.

41.	We note that you were unable to estimate a possible loss or range of possible loss in regards to the pending litigations as of December 31, 2012. Please revise your disclosure to include your conclusion on the estimate of the reasonably possible loss or range of loss as of September 30, 2013. Refer to Rule 10-01(a)(5) of Regulation S-X.

The Company advises the Staff that the Company has revised the disclosure on page F-25 of the Registration Statement in response to the Staff’s comment.

Recent Sales of Unregistered Securities, page II-2

42.	You state that the sales of unregistered securities were exempt under Rule 506 of Regulation D, Section 4(a)(2) of the Securities Act, and/or Rule 701. Please revise to specify which exemption(s) you believe applies to each set of transactions and provide the facts relied upon for each exemption, as required by Item 701(d) of Regulation S-K.

The Company advises the Staff that the Company has revised the disclosure on pages II-2 and II-3 of the Registration Statement in response to the Staff’s comment.

43.	Your option and common stock issuances under your 2008 Stock Plan are provided in the aggregate for the period January 1, 2010 through November 15, 2013. Please revise to provide the disclosures required by Item 701 of Regulation S-K on a disaggregated basis that specifies the share issuances to each category of recipients, such as management, non-management employees, and consultants and service providers.

Securities and Exchange Commission

January 9, 2014

The Company advises the Staff that the Company has revised the disclosure on pages II-2 and II-3 of the Registration Statement in response to the Staff’s comment.

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 320- 4597 or mbaudler@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Mark Baudler

Mark Baudler

cc:	Greg Straughn, A10 Networks

Robert Cochran, A10 Networks

Herbert P. Fockler, Wilson Sonsini Goodrich & Rosati, P.C.

Jorge del Calvo, Pillsbury Winthrop Shaw Pittman LLP

Stanton D. Wong, Pillsbury Winthrop Shaw Pittman LLP